Notes to the Consolidated Statement of Cash Flows - Summary of Total Cash Outflow for Leases Included in Statement of Cash Flows (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Right-of-use assets
Within operating activities	$ 73	$ 105
Within financing activities	550	1,723
Short-term leases	105	43
Cash outflow for leases	$ 728	$ 1,871